Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net loss	$ (53,172)	$ (31,247)
Adjustment for non-cash items:
Remeasurement (gain) loss on secured notes	86,610	(36,916)
Unrealized foreign exchange (gain) loss	(26,533)	46,427
Other income - flow-through shares	(14,400)	(6,903)
Stock-based compensation	4,718	3,680
Income tax expense (recovery)	(11,910)	11,375
Other non-cash items	1,827	(398)
Adjustment for cash items:
Environmental rehabilitation disbursements	(1,997)	(843)
Changes in working capital items:
Amounts receivable and prepaid expenses	(170)	(32)
Accounts payable and accrued liabilities	(432)	637
Net cash used in operating activities	(15,459)	(14,220)
Investing Activities
Mineral interests, property and equipment	(136,972)	(106,279)
Prepayment to BC Hydro	(54,373)	(14,000)
Refund of tax deposit	3,866
Investment in associate	(684)
Redemption (investment) in reclamation deposits	218	(957)
Net cash used in investing activities	(187,945)	(121,236)
Financing Activities
Share issuance, net of costs	272,666	101,018
Exercise of options		886
Payment of lease liabilities	(477)	(639)
Net cash from financing activities	272,189	101,265
Effects of exchange rate fluctuation on cash and cash equivalents	(1,072)	1,568
Net increase (decrease) in cash and cash equivalents during the year	67,713	(32,623)
Cash and cash equivalents, beginning of the year	49,815	82,438
Cash and cash equivalents, end of the year	$ 117,528	$ 49,815